LEASES (Tables)	12 Months Ended
Dec. 31, 2025
Leases
SCHEDULE OF OPERATING LEASES ROU ASSETS AND LEASE LIABILITIES

Balance sheet information related to operating leases ROU assets and lease liabilities is as follows:

	As of December 31,
	2025	2024
Operating lease right-of-use asset	$444,119	$343,509
Operating lease right-of-use asset- accumulated amortization	(359,424)	(304,946)
Operating lease right-of-use asset, net	84,695	38,563

Lease liability, current	31,373	38,563
Lease liability, non-current	71,922	-
Total lease liability	$103,295	$38,563

SCHEDULE OF WEIGHTED AVERAGE REMAINING LEASE TERMS AND DISCOUNT RATES

The weighted average remaining lease terms and discount rates for the operating lease as of December 31, 2025 and 2024 are as follows:

	December 31, 2025	December 31, 2024
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	2.5	0.5
Weighted average discount rate	5.28%	5.28%

SCHEDULE OF MATURITY OF OPERATING LEASE LIABILITIES

The following table summarizes the maturity of operating lease liability and future minimum payments of operating leases as of December 31, 2025:

Amounts
Year ending December 31,
2026	36,000
2027	36,000
2028	$39,600

Total future minimum lease payments	111,600
Less: imputed interest	(8,305)
Present value of operating lease liability	$103,295
Less: current portion	(31,373)
Long-term portion	(71,922)